SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Contract assets	$ 1,688	$ 1,953
Deferred revenue - current	10,610	6,213
Deferred revenue - noncurrent	8,078	6,317
Change in contract assets	(265)
Change in deferred revenue - current	4,397
Change in deferred revenue - noncurrent	1,761
Deferred revenue recognized in revenue	$ 6,085	$ 5,476